UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

Tax-Exempt California Money Market Fund
	Principal Amount ($)	Value ($)
Municipal Investments 112.2%
California 105.3%
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Colma Bart Apartments, Series A, AMT, 0.07% *, 11/15/2035, LOC: Fannie Mae	3,000,000	3,000,000
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.1% *, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	7,240,000	7,240,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.06% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	1,200,000	1,200,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24% *, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. California Health Care Revenue, Series E-21, 144A, 0.1% *, Mandatory Put 9/3/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	5,000,000	5,000,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	500,000	519,973
California, State General Obligation:
Series B-5, 0.05% *, 5/1/2040, LOC: Barclays Bank PLC	16,800,000	16,800,237
Series 2178, 144A, 0.1% *, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,191,500	2,191,500
Prerefunded 2/1/2014 @ 100, 5.125%, 2/1/2027	900,000	925,679
Prerefunded 4/1/2014 @ 100, 5.3%, 4/1/2029	4,630,000	4,807,958
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.05% *, 3/1/2047, LOC: Bank of Montreal	3,100,000	3,100,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series C, AMT, 0.06% *, 2/1/2037, LOC: Fannie Mae, Freddie Mac	1,800,000	1,800,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.1% *, 4/1/2020, LOC: Bank of America NA	4,495,000	4,495,000
California, State Public Works Board Lease Revenue, Department Corrections:
Series C, Prerefunded 12/1/2013 @ 100, 5.5%, 6/1/2018	1,500,000	1,533,274
Series C, Prerefunded 12/1/2013 @ 100, 5.5%, 6/1/2021	2,750,000	2,810,673
California, State University Revenue, Series A, Prerefunded 5/1/2014 @ 100, 4.75%, 11/1/2024, INS: AGMC	2,070,000	2,148,298
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.56% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	8,395,000	8,395,000
California, Wells Fargo Stage Trust:
Series 94C, 144A, AMT, 0.11% *, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Series 31C, 144A, AMT, 0.25% *, Mandatory Put 8/15/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,530,000	4,530,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, Shadow Hills Apartments, Inc., Series A, 0.08% *, 12/1/2015, LIQ: Fannie Mae	6,855,000	6,855,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.07% *, 11/1/2020, LOC: Union Bank of California	2,070,000	2,070,000
Los Angeles County, CA TECP, 0.12%, 7/9/2013, LOC: U.S. Bank NA	2,700,000	2,700,000
Los Angeles County, CA, General Obligation, Series A, 2.0%, 2/28/2014 (a)	3,000,000	3,036,375
Los Angeles, CA, Unified School District:
Series F, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2017, INS: AGMC	1,170,000	1,170,000
Series A, Prerefunded 7/1/2013 @ 100, 5.0%, 1/1/2028, INS: NATL	3,390,000	3,390,000
Otay, CA, Water District Certificates of Participation, Capital Projects, 0.05% *, 9/1/2026, LOC: Union Bank NA	1,500,000	1,500,000
San Francisco City & County, CA, Airports Commission, Series 36A, 0.07% *, 5/1/2026, LOC: U.S. Bank NA	3,100,000	3,100,000
San Francisco City & County, CA, Redevelopment Agency, Leland Polk Senior Community, Series A, AMT, 0.14% *, 12/1/2019, LOC: Citibank NA	2,490,000	2,490,000
San Jose, CA, Redevelopment Agency TECP, 0.17%, 12/10/2013, LOC: JPMorgan Chase	7,400,000	7,400,000
Santa Clara County, CA, El Camino Hospital District Facilities Authority Revenue, Aces-Lease Valley Medical Center Project, Series B, 0.06% *, 8/1/2015, LOC: State Street Bank & Trust Co.	5,400,000	5,400,000

		118,608,967
Puerto Rico 6.9%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.16% *, 12/1/2030	1,800,000	1,800,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11% *, 9/30/2014, LOC: Barclays Bank PLC	5,950,000	5,950,000

		7,750,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $126,358,967) †	112.2	126,358,967
Other Assets and Liabilities, Net	(12.2)	(13,768,032)

Net Assets	100.0	112,590,935

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of June 30, 2013.

†	The cost for federal income tax purposes was $126,358,967.
(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

TECP: Tax Exempt Commercial Paper.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30,2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(b)	$—	$126,358,967	$—	$126,358,967
Total	$—	$126,358,967	$—	$126,358,967

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013